CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 26 -	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Under the PRC laws and regulations, the Company’s PRC subsidiaries’ ability to transfer net assets in the form of dividend payments, loans, or advances are restricted. The amount restricted was RMB 538,113 (equivalent to $79,500) and RMB 569,279 (equivalent to $84,091) as of June 30, 2016, and 2017, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS

	June 30,
	2016	2017
ASSETS
Current assets:
Cash and cash equivalents	$8,571	$13,103
Amounts due from subsidiaries	72,303	59,920
Prepaid expenses	63	61
Total current assets	80,937	73,084

Investments in subsidiaries	669,326	726,837
Total assets	$750,263	$799,921

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$9	$14
Accrued liabilities	427	487
Amounts due to subsidiaries	55,869	55,869
Total current liabilities	56,305	56,370

Long-term loan	19,802	20,032
Total liabilities	76,107	76,402

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 59,598,099 and 60,342,099 shares issued and outstanding as of June 30, 2016 and 2017, respectively	60	60
Additional paid-in capital	215,403	222,189
Retained earnings	467,160	524,129
Accumulated other comprehensive loss	(8,467)	(22,859)
Total equity	674,156	723,519

Total liabilities and equity	$750,263	$799,921

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2015	2016	2017

General and administrative expenses	$3,169	$4,484	$1,062
Loss from operations	(3,169)	(4,484)	(1,062)

Other expense, net	(35)	(93)	(89)
Interest income	1	80	4
Interest expenses	(463)	(705)	(1,074)
Foreign exchange gains (losses)	238	(719)	(740)
Equity in profit of subsidiaries	$99,955	$124,392	$71,905
Income before income taxes	96,527	118,471	68,944
Income tax expenses	-	-	-
Net income	96,527	118,471	68,944

Other comprehensive income, net of tax of nil
Translation adjustment	(1,427)	(46,052)	(14,392)
Comprehensive income	$95,100	$72,419	$54,552

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2015	2016	2017

Net cash used in operating activities	$(397)	$(1,697)	$(930)

Net cash (used in) provided by investing activities	(4,402)	$11,390	$(396)

Net cash provided by (used in) financing activities	$13,236	$(9,559)	$5,858

Net increase in cash and cash equivalents	$8,437	$134	$4,532
Cash and cash equivalents, beginning of year	$-	$8,437	$8,571
Cash and cash equivalents, end of year	$8,437	$8,571	$13,103

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Such investment is presented on the balance sheets as “Investment in subsidiaries” and the subsidiaries’ profit as “Equity in profit of subsidiaries” on the statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.